Goldman Sachs ActiveBeta World Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goldman Sachs ActiveBeta World Equity ETF | Goldman Sachs ActiveBeta World Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	15.66%	16.10%